OTHER INCOME	12 Months Ended
Dec. 31, 2017
OTHER INCOME
OTHER INCOME

26.   OTHER INCOME

For the year ended December 31, 2017, government grants amounting to RMB342 million (2015: RMB 1,788 million, 2016: RMB745 million) were recognized as income for the year necessary to compensate the costs and facilitate the Group’s development. There are no unfulfilled conditions or contingencies attached to the grants.